Income Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred
Valuation on allowance	$ 205,053	$ 114,287
Income tax provision	802,367
Federal [Member]
Current
Federal	802,367
Deferred
Federal	(205,053)	(114,287)
State [Member]
Current
State
Deferred
State